Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Revenues, Income Before Taxes, and Gain on Dispositions, Net of Tax in Discontinued Operations

The following table summarizes the revenues, income before taxes, and the gain on dispositions, net of tax, of the hotels which have been reclassified to discontinued operations, which includes assets held for sale and the results of sold hotels prior to their disposition for the periods presented (in millions):

	2010	2009	2008
Revenues	$14	$81	$186
Income before taxes	(3)	(88)	10
Gain (loss) on disposals, net of tax	(2)	26	24

Net Income (loss) Attributable to Host Inc.

Net income (loss) attributable to Host Inc. is allocated between continuing and discontinued operations as follows for the years ended December 31, (in millions):

	2010	2009	2008
Income (loss) from continuing operations, net of tax	$(126)	$(192)	$364
Discontinued operations, net of tax	(4)	(60)	31

Net income (loss) attributable to Host Hotels & Resorts, Inc.	$(130)	$(252)	$395

Net Income (Loss) Attributable to Host L.P.

Net income (loss) attributable to Host L.P. is allocated between continuing and discontinued operations as follows for the years ended December 31, (in millions):

	2010	2009	2008
Income (loss) from continuing operations, net of tax	$(128)	$(196)	$379
Discontinued operations, net of tax	(4)	(61)	32

Net income (loss) attributable to Host Hotels & Resorts, L.P.	$(132)	$(257)	$411